BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 28, 2022	Mar. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 12, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Reverse stock split	1-for-20 reverse split	1-for-12 reverse split
Cash								$ 7,800,000
Prepaid expense								$ 1,100,000
Debt Instrument, conversion price								$ 0.06585
Accumulated deficit						$ 118,052,779		$ 110,931,063	$ 85,845,567
Common stock, subscriptions value																	$ 60,000,000.0
Warrants issued shares					78,751					210,085	549,987,000,000	19,447	19,447	3,008	1,504	4,608
Warrant, exercise price						$ 3.64		$ 16.80		$ 3.64	$ 16.80	$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20
Proceeds from Convertible Debt			$ 8,480,000				$ 7,533,915	$ 7,533,915	$ 14,029,842
July 2022 [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees				$ 800,000
January 2023 [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees				$ 400,000
Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants issued shares					4,608
Warrant, exercise price					$ 2,402.40			$ 16.80
Commitment fees					$ 1,200,000
Investor [Member] | First Anniversary [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees					800,000
Investor [Member] | 18-Month Anniversary [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees					$ 400,000